Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net income	R$ 3,153,881	R$ 2,837,422	R$ 1,670,755
(-) Non-distributable tax incentive reserve	(340,716)	(237,828)
(-) Constitution of legal reserve	(140,659)	(129,979)
Adjusted net profit	2,672,506	2,469,615
Minimum dividends calculated on the basis of 25% of adjusted profit	668,127	617,404
Breakdown of dividends payable and interest on shareholders’ equity:
Interest on shareholders’ equity (i)	1,450,000	1,600,000
Total dividends and interest on shareholders’ equity distributed and proposed	1,450,000	1,600,000
Withholding income tax (IRRF) on interest on shareholders’ equity	(213,574)	(233,230)
Total dividends and net interest on shareholders’ equity	1,236,426	1,366,770
Additional dividends (i)	2,050,000	1,310,000
Total dividends (including additional dividends) and interest on shareholders’ equity, net of taxes	R$ 3,286,426	R$ 2,676,770